Summary Prospectus Supplement dated December 9, 2010
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class A, B, C and Y shares of the Fund listed below:
Invesco Japan Fund
The following information replaces the table in its entirety appearing under the heading “MANAGEMENT OF THE FUND” in the summary prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Yasuhiro Shimbayashi	Portfolio Manager	2006
Tomomitsu Yanaba	Portfolio Manager	2006”

Summary Prospectus Supplement dated December 9, 2010
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Institutional Class shares of the Fund listed below:
Invesco Japan Fund
The following information replaces the table in its entirety appearing under the heading “MANGEMENT OF THE FUND” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Yasuhiro Shimbayashi	Portfolio Manager	2006
Tomomitsu Yanaba	Portfolio Manager	2006”